Capital Disclosures (Details) - CAD ($)	Dec. 31, 2018	May 04, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 13,699,881		$ 11,836,119	$ 12,034,282	$ 24,016,275
Shareholders’ equity	$ 6,195,363		$ 8,283,846	$ 10,689,620	$ 24,674,306
Base Shelf securities authorized		$ 150,000,000